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                                   BB&T FUNDS

                          SUPPLEMENT DATED MAY 19, 2003
                                     TO THE
             INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2003,
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                DATED FEBRUARY 1, 2003, AS AMENDED MARCH 6, 2003,
                                       AND
                       STATEMENT OF ADDITIONAL INFORMATION
                DATED FEBRUARY 1, 2003, AS AMENDED MARCH 6, 2003

THIS SUPPLEMENT REPLACES IN ITS ENTIRETY A PREVIOUS SUPPLEMENT DATED MARCH 6, 2003 AND PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

The BB&T Georgia Intermediate Tax-Free Fund has not commenced operations as of the date of this supplement and is currently not available for sale.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.

                                                                 SUP-TRRTL4 5/03